12. Investment Agreement	12 Months Ended
Dec. 31, 2011
Investment [Text Block]
12.	Investment Agreement

On January 7, 2010, the Company entered into the Investment Agreement with Dutchess. Pursuant to the Investment Agreement, Dutchess committed to purchase up to $5,000,000 of the Company’s common stock over thirty-six months subject to certain conditions.  In connection with the financing described in Note 11, the Company terminated the Investment Agreement on May 10, 2011.

The Company was able to draw on the facility from time to time, as and when it determined appropriate in accordance with the terms and conditions of the Investment Agreement.  The purchase price was calculated as 96% of the lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the 5 consecutive trading day period beginning on the trading day immediately following the date of delivery of the applicable put notice. The amount that the Company was entitled to put in any one notice was any amount up to the greater of 1) 200% of the average daily volume of the common stock for the 3 trading days prior to the applicable put notice date, multiplied by the average of the 3 daily closing prices immediately preceding the date of the put or 2) $100,000.  Dutchess was not obligated to purchase shares if its total number of shares beneficially held at that time would exceed 4.99% of the number of shares of the Company’s outstanding common stock as determined in accordance with Rule 13d-1 of the Securities Exchange Act of 1934, as amended.  In addition, the Company was not permitted to draw on the facility unless there was an effective registration statement to cover the resale of the shares.

Pursuant to the terms of a Registration Rights Agreement between the Company and Dutchess, the Company was obligated to file a registration statement with the SEC to register the resale by Dutchess of 15,000,000 shares of the common stock underlying the Investment Agreement on or before 21 calendar days of the date of the Registration Rights Agreement.  The Company filed the required registration statement, and it was declared effective by the SEC on February 12, 2010. On July 29, 2011, the Company executed a post-effective amendment to deregister the 2,453,768 shares of common stock not sold under the Investment Agreement and as previously registered in the Registration Statement. The SEC declared the post-effective amendment effective on August 1, 2011.

During the year ended December 31, 2011, the Company sold 1,576,164 shares under the Investment Agreement for $387,601 for an average price per share price of $0.246. During the year ended December 31, 2010, the Company sold 10,970,068 shares under the Investment Agreement for $2,842,173 for an average per share price of $0.293. The Company incurred total direct and incremental costs of $51,600 in establishing the Investment Agreement.